Commitments and Contingencies - Schedule of Maturity of Leases (Details) (Parenthetical)	Dec. 31, 2018 $ / shares
CapitalCommitmentsLineItems [Line Items]
Conversion price per dollar	$ 1.3641
U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Conversion price per dollar	$ 1